Earnings per share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earning Per Share [Line Items]
Net income from continuing operations attributable to Bladex stockholders for both basic and diluted EPS	$ 84,757	$ 93,713	$ 83,600
Net loss from discontinued operations	(4)	(681)	(420)
Net income attributable to Bladex stockholders for both basic and diluted EPS	$ 84,753	$ 93,032	$ 83,180
Basic earnings per share from continuing operations (in dollars per share)	$ 2.21	$ 2.48	$ 2.26
Diluted earnings per share from continuing operations (in dollars per share)	$ 2.20	$ 2.47	$ 2.25
Basic loss per share from discontinued operations (in dollars per share)	$ 0.00	$ (0.02)	$ (0.01)
Diluted loss per share from discontinued operations (in dollars per share)	$ 0.00	$ (0.02)	$ (0.01)
Basic earnings per share (in dollars per share)	$ 2.21	$ 2.46	$ 2.25
Diluted earnings per share (in dollars per share)	$ 2.20	$ 2.45	$ 2.24
Weighted average common shares outstanding - applicable to basic (in shares)	38,406	37,824	36,969
Weighted average common shares outstanding - applicable to basic (in shares)	38,406	37,824	36,969
Effect of dilutive securities:
Stock options and restricted stock units plans	127	114	176
Adjusted weighted average common shares outstanding applicable to diluted EPS (in shares)	38,533	37,938	37,145